CONTRACT ASSETS	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
CONTRACT ASSETS
NOTE 4 - CONTRACT ASSETS:

	December 31, 2023	December 31, 2022
Related parties (See Note 14)	-	$1,679
Other trade receivables	4,091	3,356
	$4,091	$5,035

	December 31, 2023	December 31, 2022
Balance at the beginning of the year	5,035	6,015
Revenue recognition in the period, net	643	(426)
Provision	(1,876)	-
Currency translation adjustments	289	(554)
Balance at the End of the year	$4,091	$5,035